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							March 5, 2024



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549


Re:       Pioneer Series Trust VI (the "Trust")
          (File Nos. 333-138560 and 811-21978)
          CIK No. 0001380192


Ladies and Gentlemen:


Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of the prospectus and statement of additional information for Pioneer Floating Rate Fund and Pioneer Equity Premium Income Fund, each a series of the Trust, which would have been filed under paragraph (c) of Rule 497, do not differ from those contained in Post-Effective Amendment No. 43 to the Trust's registration statement on Form N-1A, filed electronically with the Commission on February 27, 2024
(Accession No. 0001193125-24-047696).

If you have any questions concerning the foregoing certification, please contact me at (617) 422-4388.

					 Very truly yours,


					/s/ Daniel J. Hynes
    					-------------------------
    					Daniel J. Hynes
    					Senior Legal Product Manager



cc:     Christopher J. Kelley, Esq.
        Toby R. Serkin, Esq.



Amundi Asset Management US, Inc.
60 State Street
Boston, MA  02109-1820